Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expenses
Taxes	$ (63,922)	$ (63,389)	$ (37,013)
Salaries and social security contributions	(53,129)	(46,123)	(33,038)
Services and fees	(49,352)	(45,313)	(39,691)
Amortization and depreciation	(11,002)	(7,353)	(6,303)
Office expenses	(9,941)	(8,827)	(4,870)
Maintenance expenses	(6,636)	(2,479)	(2,130)
Advertising	(6,415)	(6,499)	(1,547)
Insurance	(3,163)	(2,669)	(2,810)
Bad debts	(11,154)	(8,883)	(4,985)
Bad debts recovery	3,841	4,440	3,439
Other	(9,325)	(11,013)	(9,721)
Selling, general and administrative expenses	(220,198)	(198,108)	(138,669)
Depreciation of leases	$ 885	$ 776	$ 739